Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				12 Months Ended
	Nov. 07, 2025	Oct. 23, 2025	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 25, 2025	Jun. 06, 2024
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Gross proceeds			$ 276,000,000
Net proceeds from private placement				$ 5,800,000	$ 0
Net proceeds IPO				276,000,000	0
Redemption shares percentage		5.50%
Cash				25,000	0
Working capital deficit				1,888,000	164,000
Loan amount				$ 311,783	$ 70,540
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Outstanding voting securities percentage				50.00%
Pubco Ordinary Share [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Ordinary shares (in Shares)	1
AIR Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Ordinary shares (in Shares)	1,500,000
Price per share (in Dollars per share)	$ 10	$ 10
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Price per price (in Dollars per share)			$ 10
Public share redemption price (in Dollars per share)				$ 10.15
Redeemed share price (in Dollars per share)				0.15
Reduction amount of funds in trust account (in Dollars per share)				$ 10.15
Cash				$ 25,000
Amount of loan				$ 173,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Public share redemption price (in Dollars per share)				12
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | AIR Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Ordinary shares (in Shares)	3,400,000
Asset, Held-in-Trust [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Interest income on investments held in the trust account				$ 5,884,000	$ 0
Trust Account [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Fair market value percentage				80.00%
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Price per price (in Dollars per share)			$ 10
IPO [Member] | Cantor EP Holdings III, LLC [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds IPO			$ 276,000,000
IPO [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Maximum loan agreed by sponsor						$ 1,750,000	$ 300,000
IPO [Member] | Related Party [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Loan amount				$ 312,000	$ 0
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			27,600,000
Public share redemption price (in Dollars per share)			$ 10
IPO [Member] | Class A Ordinary Shares [Member] | Cantor EP Holdings III, LLC [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			27,600,000
Common stock par value (in Dollars per share)			$ 0.0001
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			3,600,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds from private placement			$ 5,800,000
Offering costs			5,300,000
Underwriting fees			4,900,000
Other offering cost			$ 400,000
Public share redemption price (in Dollars per share)			$ 10
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			580,000
Price per price (in Dollars per share)			$ 10
Private Placement [Member] | Class A Ordinary Shares [Member] | Cantor EP Holdings III, LLC [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds from private placement			$ 5,800,000
Public Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Public share redemption price (in Dollars per share)				$ 10.36
Redemption shares percentage				15.00%
Public Shares [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Redeemed share price (in Dollars per share)				$ 0.15
Redemption shares percentage				100.00%